Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contingent Consideration [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value	$ 1,571	$ 1,571
Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value
Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value	1,571	1,571
Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value
Senior Secured Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value			$ 61,787
Senior Secured Note [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value
Senior Secured Note [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value			61,787
Senior Secured Note [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Long term debt fair value